Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net

7. Property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	119,600	113,569	15,996
Leasehold improvements	119,069	109,142	15,372
Buildings	4,109	4,109	579
Furniture and fixtures	13,328	11,705	1,649
Vehicles	6,875	4,864	685
Software	192,553	195,303	27,508
Subtotal	455,534	438,692	61,789
Less: Accumulated depreciation	(417,644)	(411,963)	(58,024)
Property and equipment subject to depreciation	37,890	26,729	3,765
Construction in progress	47,292	48,736	6,864
Less: Impairment (Note 2(r))	—	(17,986)	(2,533)
Total	85,182	57,479	8,096

Depreciation expense for the years ended December 31, 2021, 2022 and 2023 was RMB24,755, RMB15,369 and RMB11,895, respectively.